Wells, pipelines, properties, plant and equipment, net - Summary of Impairment in Cash Generating Units (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	$ 142,714,331	$ 3,799,790
Net impairment	21,418,997	(151,444,560)	$ (331,314,343)
Impairment	(121,295,334)	(155,244,350)
Pemex industrial transformation [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	14,448,080	3,799,790
Net impairment	659,610	(15,952,092)
Impairment	(13,788,470)	(19,751,882)
Pemex industrial transformation [member] | Minatitln Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	14,440,080
Impairment		(5,691,005)
Pemex industrial transformation [member] | Madero Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(733,307)	(8,480,880)
Pemex industrial transformation [member] | Salina Cruz Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(7,955,528)	(5,579,997)
Pemex industrial transformation [member] | Cangrejera Petrochemical Center [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment		3,565,355
Pemex industrial transformation [member] | Independencia Petrochemical Center [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment		112,292
Pemex industrial transformation [member] | Arenque gas processor complex [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment		57,039
Pemex industrial transformation [member] | Matapionche Gas Processor Complex [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment		$ 65,104
Pemex industrial transformation [member] | Tula Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	$ (5,099,635)